Subsequent events (Narrative) (Details)	12 Months Ended
	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures	$ 2,599,074		$ 2,476,571
Repayments of convertible debentures	172,198		662,080	$ 581,618
Proceeds from private placements	212,968		$ 866,200	$ 719,403
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible debentures	411,891
Repayments of convertible debentures	80,000	$ 122,764
Convertible debentures, converted amount	$ 179,370
Shares issued on conversion of convertible debenture (Shares) | shares	15,927,765	15,927,765
Proceeds from private placements	$ 402,161
Shares issued for private placement | shares	10,008,491	10,008,491
Subsequent Events [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term of convertible debenture (in months)	6 months	6 months
Converible debentures extension term range	2 months	2 months
Subsequent Events [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term of convertible debenture (in months)	12 months	12 months
Converible debentures extension term range	6 months	6 months